Share-Based Payments - Share-Based Payment Plans of MFS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 549	$ 346
MFS Investment Management Share-Based Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	332	248
Income tax expense (benefit)	$ (58)	$ (49)